Discontinued Operations (Results of On the Border) (Details) (USD $)	3 Months Ended									12 Months Ended
	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 30, 2010		Mar. 24, 2010	Dec. 23, 2009	Sep. 23, 2009	Jun. 29, 2011	Jun. 30, 2010		Jun. 24, 2009
Revenues											$ 331,247,000		$ 344,218,000
Income before income taxes from discontinued operations											51,488,000		7,883,000
Income tax expense											17,506,000		838,000
Net income from discontinued operations	0	0	0	0	20,517,000	[1]	4,490,000	3,487,000	5,488,000	0	33,982,000	[2]	7,045,000	[2]
Sale of On the Border [Member]
Other gains and (charges), net											$ 8,400,000		$ 10,200,000

[1]	The quarter ended June 30, 2010 consisted of 14 weeks, while all other quarters consisted of 13 weeks.
[2]	Other gains and charges, net of taxes, was a gain of $8.4 million and a loss of $10.2 million in fiscal 2010 and 2009, respectively.